OTHER LIABILITIES	12 Months Ended
Dec. 31, 2019
Other Liabilities
OTHER LIABILITIES

The other liabilities balance consists of:

	At December 31	At December 31
(in thousands)	2019	2018

Debt obligations:
Lease obligations	$739	$-
Loan obligations	263	-
Flow-through share premium obligation (note 18)	902	1,337
	$1,904	$1,337

Other liabilities-by balance sheet presentation:
Current	$1,372	$1,337
Non-current	532	-
	$1,904	$1,337

Debt Obligations

At December 31, 2019, the Company’s debt obligations are comprised of lease liabilities associated with the new accounting required under IFRS 16 and loan liabilities. The debt obligations continuity summary is as follows:

	Lease	Loan	Total Debt
(in thousands)	Liabilitites	Liabilities	Obligations

Balance – December 31, 2018	$-	$-	$-
Adoption of IFRS 16 (note 5)	944	-	944
Accretion	76	-	76
Additions	38	632	670
Repayments	(293)	(369)	(662)
Liability adjustment gain (note 22)	(26)	-	(26)
Balance – December 31, 2019	$739	$263	$1,002

Debt Obligations – Scheduled Maturities

The following table outlines the Company’s scheduled maturities of its debt obligations at December 31, 2019:

	Lease	Loan	Total Debt
(in thousands of CAD dollars)	Liabilitites	Liabilities	Obligations

Maturity analysis – contractual undiscounted cash flows:
Next 12 months	$235	$235	$470
One to five years	571	35	606
More than five years	93	-	93
Total obligation – end of period - undiscounted	899	270	1,169
Present value discount adjustment	(160)	(7)	(167)
Total obligation – end of period - discounted	$739	$263	$1,002

Letters of Credit Facility

In 2019, the Company had a facility in place with BNS for credit of up to $24,000,000 with a one year term and a maturity date of January 31, 2020 (the “2019 Facility”). Use of the 2019 Facility is restricted to non-financial letters of credit in support of reclamation obligations.

The 2019 Facility contains a covenant to maintain a level of tangible net worth greater than or equal to the sum of $131,000,000 and a pledge of $9,000,000 in restricted cash and investments as collateral for the facility (see note 11). As additional security for the 2019 Facility, DMC has provided an unlimited full recourse guarantee and a pledge of all of the shares of DMI. DMI has provided a first-priority security interest in all present and future personal property and an assignment of its rights and interests under all material agreements relative to the McClean Lake and Midwest projects. The 2019 Facility is subject to letter of credit fees of 2.40% (0.40% on the first $9,000,000) and standby fees of 0.75%.

At December 31, 2019, the Company was in compliance with its 2019 Facility covenants and $24,000,000 of the 2019 Facility was being utilized as collateral for certain letters of credit (December 31, 2018 - $24,000,000). During 2019, the Company incurred letter of credit and standby fees of $397,000 (2018 - $397,000).

In January 2020, the Company has entered into an agreement with BNS to amend the terms of the 2019 Facility to extend the maturity date to January 31, 2021 (see note 28).